Pension and OPEB Plans (Schedule of Pension and OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 6	$ 18	$ 19	$ 25	$ 23	$ 31
Interest cost	32	30	96	90	120	123	90
Expected return on assets	(30)	(29)	(90)	(87)	(115)	(125)	(104)
Amortization of net loss	2	1	6	3	4	1	32
Net pension and OPEB costs	10	8	30	25	34	22	49
Net adjustments	(4)	(2)	(11)	(7)	(10)	6	(6)
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	6	6	19	18	24	28	43
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	2	3	2	2	4
Interest cost	9	8	26	24	31	33	25
Expected return on assets	(1)	(2)	(5)	(6)	(7)	(7)	(8)
Amortization of net loss	(2)	(2)	(6)	(6)	(7)	(33)	(1)
Net pension and OPEB costs	7	5	17	15	19	(5)	20
Net adjustments	(4)	(2)	(10)	(8)	(10)	21	11
Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$ 3	$ 3	$ 7	$ 7	$ 9	$ 16	$ 31